Notes Payable (Detail Textuals) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Aggregate principal balance of notes payable	$ 28,868	59,285
Notes Payable, Other Payables
Debt Instrument [Line Items]
Interest	12.00%	11.00%
Monthly principal and interest payments total	$ 5,533